Investment Contract Liabilities (Tables)	12 Months Ended
Dec. 31, 2023
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Summary of Movement in Investment Contract Liabilities Measured at Fair Value
The following table presents the movement in investment contract liabilities measured at fair value.

For the years ended December 31,	2023	2022

Balance, excluding those for account of segregated fund holders, January 1	$798	$825
New contracts	48	79
Changes in market conditions	47	(56)
Redemptions, surrenders and maturities	(122)	(99)
Impact of changes in foreign exchange rates	(22)	49
Balance, excluding those for account of segregated fund holders, December 31	749	798
Investment contract liabilities for account of segregated fund holders	263,401	238,346
Balance, December 31	$264,150	$239,144

Summary of Investment Contract Liabilities Measured at Amortized Cost and Fair Value Associated with these Contracts
The following table presents carrying and fair values of investment contract liabilities measured at amortized cost, by reporting segment.

	2023		2022
As at December 31,	Amortized cost, gross of reinsurance ceded (1)	Fair value	Amortized cost, gross of reinsurance ceded (1)	Fair value
Asia	$451	$438	$636	$607
Canada	7,642	7,534	6,699	6,474
U.S.	1,381	1,440	1,535	1,571
GWAM	1,593	1,582	411	382
Investment contract liabilities	$11,067	$10,994	$9,281	$9,034

(1)
As at December 31, 2023, investment contract liabilities with carrying value and fair value of $27 and $27, respectively (2022 – $38 and $38, respectively), were reinsured by the Company. The net carrying value and fair value of investment contract liabilities were $11,040 and $10,967 (2022 – $9,243 and $8,996, respectively
).

Summary of Changes in Investment Contract Liabilities Measured at Amortized Cost
The changes in investment contract liabilities measured at amortized cost resulted from the following business activities.

For the years ended December 31,	2023	2022
Balance, January 1	$9,281	$9,239
Policy deposits	3,365	1,634
Interest	218	150
Withdrawals	(1,629)	(1,882)
Fees	1	–
Impact of changes in foreign exchange rates	(108)	81
Other	(61)	59
Balance, December 31	$11,067	$9,281

Summary of Contractual Obligations and Commitments Relating to Investment Contracts
As at December 31, 2023 and 2022, the Company’s contractual obligations and commitments relating to these investment contracts are as follows.
Investment contract liabilities
(1)

As at December 31, Payments due by period	Less than 1 year	1 to 3 years	3 to 5 years	Over 5 years	Total

2023	$268,537	$2,978	$1,408	$3,488	$276,411
2022	241,301	2,749	1,789	3,932	249,771

(1)	Due to the nature of the products, the timing of net cash flows may be before contract maturity. Cash flows are undiscounted.